Stock Options (Details) - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016
Stock Options Details
Option Outstanding at beginning of year	3,000	3,000
Option Granted	800		3,000
Option Exercised
Option Forfeited
Option Outstanding at end of year	3,800	3,000	3,000
Outstanding Weighted Average Exercise Price at the beginning	$ 0.06	$ 0.06
Weighted Average Exercise Price, Granted	0.24		.06
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Outstanding Weighted Average Exercise Price at the end	$ 0.10	$ 0.06	$ 0.06
Weighted Average Remaining Contractual Term	2 years	2 years	2 years